Notes payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

(9) Notes payable

In May 2018, the Company entered into a Loan and Security Agreement with East West Bank (the “EWB Loan Agreement”) providing it the ability to borrow up to $20.0 million.

The EWB Loan Agreement has a term of 48 months and carries an interest only period through May 2021, such interest only period subject to extension based on certain cash and revenue metrics. The note payable is collateralized by substantially all the assets of the Company, excluding intellectual property, which is subject to a negative pledge. The note carries an interest rate of 6.73% per annum.

The EWB Loan Agreement contains customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The EWB Loan Agreement also contains customary affirmative covenants, including requirements to, among other things, deliver audited financial statements. In addition, the EWB Loan Agreement contains covenants associated with cash holdings with East West Bank and ratios of cash to cash burn.

The following is a schedule of payments due on notes payable as of September 30, 2020 (in thousands):

September 30, 2020

Year Ending December 31:
Remainder of 2020	$
2021
2022

Total payments due

Less:
Interest payments, loan discounts and financing costs
Current portion, less loan discounts and financing costs

Notes payable, net of current portion	$

Total interest cost incurred for the nine months ended September 30, 2020 and 2019 was $            million and $            million, respectively.

(9) Notes payable

In August 2016, the Company entered into a Growth Capital Loan and Security Agreement with TriplePoint Capital LLC (the “TP Loan Agreement”), as amended in December 2016. The Loan Agreement provided for total borrowings of $25.0 million to be made available to the Company in two separate tranches. The first tranche, for $20.0 million, was available immediately through December 31, 2016, while the second tranche, for $5.0 million, was available to the Company upon its first shipment of a commercial unit, up to and through December 31, 2016. The Company drew down $20.0 million on the TP Loan Agreement in December 2016. Upon closing of the TP Loan Agreement, the Company paid a facility fee of $0.3 million and issued a warrant to TriplePoint Capital LLC to purchase 136,519 shares of Series C convertible preferred stock at $5.86 per share with an initial fair value of $0.3 million (see Note 10 of these consolidated financial statements). These amounts were accounted for as loan commitment fees and were recorded as an asset upon issuance and amortized as interest expense over the term of the commitment, which expired on December 31, 2016.

In May 2018, the Company entered into a Loan and Security Agreement with East West Bank (the “EWB Loan Agreement”), which served to refinance the TP Loan Agreement in full. In conjunction with this refinancing, the Company repaid a total of $19.7 million to TriplePoint, such amount consisting of the total principal amount due, the final termination payment and certain legal fees and interest amounts, offset by advance payments made at the outset of the TP Loan Agreement. As a result of this refinancing and termination of the TP Loan Agreement, the Company recorded a loss on extinguishment of the TP Loan Agreement in the amount of $0.3 million, primarily associated with the acceleration of the final termination payment for the TP Loan Agreement, such amount being recorded as interest expense in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018. Net proceeds to the Company from this refinancing were $0.3 million, before considering debt issuance costs incurred related to the financing of $0.3 million. These costs have been recorded against the debt balance and are being amortized as interest expense over the term of the debt arrangement.

The EWB Loan Agreement has a term of 48 months and carries an interest only period of 24 months from the draw date in May 2018, such interest only period subject to extension based on certain cash and revenue metrics. The note payable is collateralized by substantially all the assets of the Company, excluding intellectual property, which is subject to a negative pledge. The note carries an interest rate of 6.73% per annum.

The EWB Loan Agreement contains customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The EWB Loan Agreement also contains customary affirmative covenants, including requirements to, among other things, deliver audited financial statements. In addition, the EWB Loan Agreement contains covenants associated with cash holdings with East West Bank and ratios of cash to cash burn. As of December 31, 2019, the Company was in compliance with the terms and covenants of the EWB Loan Agreement.

The following is a schedule of payments due on notes payable as of December 31, 2019 (in thousands):

Amount

Year Ending December 31:
2020	$7,098
2021	10,654
2022	4,237

Total payments due	21,989

Less:
Interest payments, loan discounts and financing costs	(2,162)
Current portion, less loan discounts and financing costs	(5,765)

Notes payable, net of current portion	$14,062

Total interest cost incurred, excluding the loss on debt extinguishment, for the years ended December 31, 2018 and 2019 was $1.9 million and $1.4 million, respectively.